Capital management (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Capital Structure

The capital structure of the Group consists of debts (which includes the borrowings and trade and other payables, less cash and bank balances) and equity attributable to equity holders of the parent (comprising issued capital and reserves).

	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	US$’000

Loans and borrowings (current and non-current) (Note 16(b))	1,626,341	2,016,092	301,355
Trade and other payables (current and non-current) (Note 26)	7,507,031	7,191,134	1,074,893
Less: Cash and bank balances (Note 21)	(6,029,207)	(6,128,522)	(916,058)

Net debts	3,104,165	3,078,704	460,190
Equity attributable to equity holders of the parent	8,334,287	8,395,849	1,254,966

Total capital and net debts	11,438,452	11,474,553	1,715,156